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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ]; Amendment Number:______________
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Bain Capital VIII Coinvestment Fund, L.P.*
Address:       John Hancock Tower
               200 Clarendon Street
               Boston, Massachusetts 02116

Form 13F File Number: 28-13945

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael D. Ward
Title:         Managing Director and Chief Operating Officer of Bain Capital
               Investors, LLC, which is the general partner of Bain Capital
               Partners VIII, L.P., which is the general partner of Bain
               Capital VIII Coinvestment Fund, L.P.
Phone:         (617) 516-2000

Signature, Place, and Date of Signing:

      /s/ Michael D. Ward               Boston, MA              8/14/2012
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          [Signature]                  [City, State]              [Date]

* The report on Form 13F for the period ended June 30, 2012 for Bain Capital VIII Coinvestment Fund, L.P. (the "Fund") is being filed by Bain Capital Investors, LLC, the general partner of Bain Capital Partners VIII, L.P., which is the general partner of the Fund.

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number         Name
        --------------------         --------------------------------
        28-11185                     Bain Capital Investors, LLC
        28-13947                     Bain Capital Partners VIII, L.P.
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